Derivative Warrants Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrants Liabilities [Line Items]
Derivative warrant liabilities		$ 72	$ 138	$ 50
Warrant exercise price (in Dollars per share)	$ 5.12	$ 5.12	$ 22,000
Minimum [Member]
Derivative Warrants Liabilities [Line Items]
Derivative warrant liabilities		$ 50
Black-Scholes-Merton Pricing Model [Member]
Derivative Warrants Liabilities [Line Items]
Derivative warrants liability		$ 66